Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000176692
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class I
Trading Symbol	DLCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 12.49% compared to a return of 16.73% for the Russell 1000 Index. Stock selection within materials, consumer staples, and utilities were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to the consumer discretionary, consumer staples, and real estate sectors also contributed positively to relative performance. Detracting from the Fund’s relative performance was stock selection within the information technology and consumer discretionary sectors. An overweight to health care and an underweight to communication services also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,250	$28,270
Aug-25	$27,334	$30,886
Feb-26	$28,403	$33,001

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	12.49%	10.60%	12.33%
Russell 1000 Index	16.73%	13.32%	14.19%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,493,556,947
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 21,668,318
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,493,556,947
Number of Portfolio Holdings	315
Portfolio Turnover Rate	98%
Advisory Fees Paid	$21,668,318

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	5.9%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	25.3%
Financial	16.8%
Communications	13.6%
Consumer Non-cyclical	12.5%
Industrial	9.4%
Exchange Traded Funds (ETFs)	5.9%
Others	15.4%
Short-Term Investments	1.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202452
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class Z
Trading Symbol	DLCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 12.73% compared to a return of 16.73% for the Russell 1000 Index. Stock selection within materials, consumer staples, and utilities were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to the consumer discretionary, consumer staples, and real estate sectors also contributed positively to relative performance. Detracting from the Fund’s relative performance was stock selection within the information technology and consumer discretionary sectors. An overweight to health care and an underweight to communication services also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354
Aug-25	$22,581	$25,515
Feb-26	$23,494	$27,262

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	12.73%	10.77%	11.81%
Russell 1000 Index	16.73%	13.32%	13.98%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,493,556,947
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 21,668,318
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,493,556,947
Number of Portfolio Holdings	315
Portfolio Turnover Rate	98%
Advisory Fees Paid	$21,668,318

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	5.9%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	25.3%
Financial	16.8%
Communications	13.6%
Consumer Non-cyclical	12.5%
Industrial	9.4%
Exchange Traded Funds (ETFs)	5.9%
Others	15.4%
Short-Term Investments	1.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176694
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	DSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 28.81% compared to a return of 21.97% for the Russell 2500 Index. Stock selection within the information technology and industrials sectors as well as underweight exposures to the financials and real estate sectors contributed positively to relative performance for the period. Detracting from the Fund’s relative performance over the period was stock selection within the consumer staples and utilities sectors. An underweight to the materials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366
Aug-25	$23,397	$21,146
Feb-26	$27,587	$23,621

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	28.81%Footnote Reference*	8.13%	11.96%
Russell 2500 Index	21.97%	6.95%	10.04%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 747,103,820
Holdings Count | Holding	2,722
Advisory Fees Paid, Amount	$ 5,534,142
InvestmentCompanyPortfolioTurnover	124.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	4.4%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Warrant	0.0%Footnote Reference*
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Industrial	22.0%
Consumer Non-cyclical	18.5%
Financial	14.8%
Consumer Cyclical	11.2%
Exchange Traded Funds (ETFs)	4.4%
Others	26.5%
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202454
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class Z
Trading Symbol	DSMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 29.04% compared to a return of 21.97% for the Russell 2500 Index. Stock selection within the information technology and industrials sectors as well as underweight exposures to the financials and real estate sectors contributed positively to relative performance for the period. Detracting from the Fund’s relative performance over the period was stock selection within the consumer staples and utilities sectors. An underweight to the materials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954
Aug-25	$19,298	$17,421
Feb-26	$22,787	$19,460

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	29.04%Footnote Reference*	8.29%	11.36%
Russell 2500 Index	21.97%	6.95%	9.09%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 747,103,820
Holdings Count | Holding	2,722
Advisory Fees Paid, Amount	$ 5,534,142
InvestmentCompanyPortfolioTurnover	124.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	93.0%
Exchange Traded Funds (ETFs)	4.4%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Warrant	0.0%Footnote Reference*
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Industrial	22.0%
Consumer Non-cyclical	18.5%
Financial	14.8%
Consumer Cyclical	11.2%
Exchange Traded Funds (ETFs)	4.4%
Others	26.5%
Short-Term Investments	1.8%
Money Market Fund	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176695
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class I
Trading Symbol	DIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$127	1.07%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 38.30% compared to a return of 40.02% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the industrials and energy sectors as well as underweight exposures to consumer discretionary and communication services were the largest positive contributors to relative performance. An underweight to information technology and stock selection within the health care and consumer staples sectors detracted from relative performance. From a geographical perspective, stock selection within Canada and Denmark contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Taiwan and stock selection within the UK and Japan.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894
Aug-25	$17,852	$18,378
Feb-26	$21,457	$22,255

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	38.30%Footnote Reference*	6.64%	8.87%
FTSE All-World ex US Index	40.02%	9.90%	9.33%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,183,733,254
Holdings Count | Holding	1,728
Advisory Fees Paid, Amount	$ 15,365,689
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	20.8%
Industrial	19.7%
Consumer Non-cyclical	12.0%
Technology	10.3%
Exchange Traded Funds (ETFs)	6.9%
Others	28.3%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	14.5%
United Kingdom	9.3%
United States	8.0%
Canada	6.6%
France	6.2%
Others	53.4%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	90.8%
Exchange Traded Funds (ETFs)	6.9%
Preferred Stocks	0.3%
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202455
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class Z
Trading Symbol	DIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 38.52% compared to a return of 40.02% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the industrials and energy sectors as well as underweight exposures to consumer discretionary and communication services were the largest positive contributors to relative performance. An underweight to information technology and stock selection within the health care and consumer staples sectors detracted from relative performance. From a geographical perspective, stock selection within Canada and Denmark contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Taiwan and stock selection within the UK and Japan.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013
Aug-25	$15,696	$16,202
Feb-26	$18,881	$19,621

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	38.52%Footnote Reference*	6.81%	8.66%
FTSE All-World ex US Index	40.02%	9.90%	9.19%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,183,733,254
Holdings Count | Holding	1,728
Advisory Fees Paid, Amount	$ 15,365,689
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	20.8%
Industrial	19.7%
Consumer Non-cyclical	12.0%
Technology	10.3%
Exchange Traded Funds (ETFs)	6.9%
Others	28.3%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	14.5%
United Kingdom	9.3%
United States	8.0%
Canada	6.6%
France	6.2%
Others	53.4%
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	90.8%
Exchange Traded Funds (ETFs)	6.9%
Preferred Stocks	0.3%
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.3%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176696
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class I
Trading Symbol	DGEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 23.72% compared to a return of 23.61% for the FTSE All World Developed Index and 32.27% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and overweight exposure to utilities as well as an underweight to Denmark contributed positively to relative performance for the period. Stock selection within the financials, information technology, and health care sectors also contributed positively. Detracting from relative performance were underweight exposures to the information technology sector and to South Korea and Japan as well as stock selection within the utilities sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281
Aug-25	$19,783	$25,490	$19,226
Feb-26	$22,771	$28,336	$22,858

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	23.72%Footnote Reference*	13.13%	9.60%
FTSE All World Developed Index	23.61%	12.51%	12.28%
FTSE All-World High Dividend Yield Index	32.27%	12.98%	9.64%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 517,446,475
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 3,301,491
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	82.5%
Exchange Traded Funds (ETFs)	13.2%
Limited Partnership	0.5%
Convertible Preferred Stock	0.4%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Financial	19.8%
Consumer Non-cyclical	17.1%
Utilities	10.3%
Energy	9.9%
Exchange Traded Funds (ETFs)	13.2%
Others	26.3%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202456
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class Z
Trading Symbol	DGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 23.91% compared to a return of 23.61% for the FTSE All World Developed Index and 32.27% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and overweight exposure to utilities as well as an underweight to Denmark contributed positively to relative performance for the period. Stock selection within the financials, information technology, and health care sectors also contributed positively. Detracting from relative performance were underweight exposures to the information technology sector and to South Korea and Japan as well as stock selection within the utilities sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929
Aug-25	$18,630	$21,660	$17,721
Feb-26	$21,456	$24,078	$21,070

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	23.91%Footnote Reference*	13.29%	10.57%
FTSE All World Developed Index	23.61%	12.51%	12.15%
FTSE All-World High Dividend Yield Index	32.27%	12.98%	10.21%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 517,446,475
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 3,301,491
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	82.5%
Exchange Traded Funds (ETFs)	13.2%
Limited Partnership	0.5%
Convertible Preferred Stock	0.4%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Financial	19.8%
Consumer Non-cyclical	17.1%
Utilities	10.3%
Energy	9.9%
Exchange Traded Funds (ETFs)	13.2%
Others	26.3%
Short-Term Investments	3.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176698
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 5.62% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to ABS and CMBS as well as underweight exposure to Treasuries contributed positively to relative performance for the period. Security selection within corporate credit also benefited performance. Detracting from relative performance was an underweight to investment grade corporates as well as an overweight to the long end of the Treasury curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359
Aug-25	$10,969	$11,607
Feb-26	$11,406	$12,067

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.62%	0.29%	1.48%
ICE BofA US Broad Market Index	6.23%	0.47%	2.13%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,511,160,055
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 9,679,492
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,511,160,055
Number of Portfolio Holdings	1,942
Portfolio Turnover Rate	167%
Advisory Fees Paid	$9,679,492

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.7%
Mortgage-Backed Securities	21.6%
Collateralized Mortgage Obligations	17.7%
Corporate Bonds & Notes	17.0%
Asset-Backed Securities	9.3%
Others	4.3%
Short-Term Investments	2.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202458
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class Z
Trading Symbol	DCFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 5.84% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to ABS and CMBS as well as underweight exposure to Treasuries contributed positively to relative performance for the period. Security selection within corporate credit also benefited performance. Detracting from relative performance was an underweight to investment grade corporates as well as an overweight to the long end of the Treasury curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150
Aug-25	$10,985	$11,393
Feb-26	$11,430	$11,845

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.84%	0.44%	1.76%
ICE BofA US Broad Market Index	6.23%	0.47%	2.22%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,511,160,055
Holdings Count | Holding	1,942
Advisory Fees Paid, Amount	$ 9,679,492
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,511,160,055
Number of Portfolio Holdings	1,942
Portfolio Turnover Rate	167%
Advisory Fees Paid	$9,679,492

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.7%
Mortgage-Backed Securities	21.6%
Collateralized Mortgage Obligations	17.7%
Corporate Bonds & Notes	17.0%
Asset-Backed Securities	9.3%
Others	4.3%
Short-Term Investments	2.4%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176699
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	DLDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 6.46% compared to a return of 6.23% for the ICE BofA US Broad Market Index and 4.91% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities were positive contributors to relative performance. Additionally, security selection within floating rate notes contributed positively to Fund performance for the period. Detracting from relative performance was security selection within corporate credit and curve positioning within the Treasury allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,616	$12,025	$10,968
Feb-21	$11,073	$11,783	$10,991
Aug-21	$11,394	$12,008	$11,018
Feb-22	$11,449	$11,506	$10,822
Aug-22	$11,225	$10,624	$10,573
Feb-23	$11,492	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645
Aug-25	$13,412	$11,607	$11,948
Feb-26	$13,931	$12,067	$12,217

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	6.46%	4.70%	3.78%
ICE BofA US Broad Market Index	6.23%	0.47%	2.13%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.91%	2.14%	2.26%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 274,556,899
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 1,892,981
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$274,556,899
Number of Portfolio Holdings	498
Portfolio Turnover Rate	76%
Advisory Fees Paid	$1,892,981

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	33.3%
Exchange Traded Fund (ETF)	12.5%
Collateralized Mortgage Obligations	11.5%
U.S. Government Agencies & Obligations	10.0%
Common Stocks	6.0%
Others	14.3%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	14.7%
Government	10.0%
Consumer Non-cyclical	9.4%
Asset Backed Securities	7.3%
Exchange Traded Fund (ETF)	12.5%
Others	33.7%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202459
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class Z
Trading Symbol	DLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 6.63% compared to a return of 6.23% for the ICE BofA US Broad Market Index and 4.91% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities were positive contributors to relative performance. Additionally, security selection within floating rate notes contributed positively to Fund performance for the period. Detracting from relative performance was security selection within corporate credit and curve positioning within the Treasury allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,192	$10,239	$10,207
Aug-19	$10,380	$11,090	$10,504
Feb-20	$10,466	$11,465	$10,703
Aug-20	$10,388	$11,803	$10,889
Feb-21	$10,843	$11,566	$10,912
Aug-21	$11,171	$11,787	$10,939
Feb-22	$11,230	$11,294	$10,744
Aug-22	$11,022	$10,429	$10,497
Feb-23	$11,284	$10,190	$10,467
Aug-23	$11,587	$10,289	$10,665
Feb-24	$12,158	$10,535	$10,952
Aug-24	$12,609	$11,046	$11,335
Feb-25	$12,891	$11,150	$11,562
Aug-25	$13,227	$11,393	$11,862
Feb-26	$13,746	$11,845	$12,130

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	6.63%	4.86%	4.26%
ICE BofA US Broad Market Index	6.23%	0.47%	2.22%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.91%	2.14%	2.55%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 274,556,899
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 1,892,981
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$274,556,899
Number of Portfolio Holdings	498
Portfolio Turnover Rate	76%
Advisory Fees Paid	$1,892,981

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	33.3%
Exchange Traded Fund (ETF)	12.5%
Collateralized Mortgage Obligations	11.5%
U.S. Government Agencies & Obligations	10.0%
Common Stocks	6.0%
Others	14.3%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	14.7%
Government	10.0%
Consumer Non-cyclical	9.4%
Asset Backed Securities	7.3%
Exchange Traded Fund (ETF)	12.5%
Others	33.7%
Short-Term Investments	11.0%
Money Market Fund	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176700
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class I
Trading Symbol	DGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 7.01% compared to a return of 5.09% for the ICE BofA Global Broad Market Index (USD Hedged) and 6.48% for the ICE BofA Global Corporate & High Yield Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within health care, consumer discretionary, and information technology sectors as well as its overweight to BB and B rated bonds. The Fund’s shorter duration positioning than the benchmark detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA Global Broad Market (USD Hedged)	ICE BofA Global Corporate & High Yield (USD Hedged)
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,301	$10,294	$10,419
Feb-18	$10,345	$10,219	$10,384
Aug-18	$10,441	$10,358	$10,474
Feb-19	$10,562	$10,619	$10,719
Aug-19	$10,877	$11,488	$11,666
Feb-20	$11,003	$11,730	$12,026
Aug-20	$11,007	$11,892	$12,307
Feb-21	$11,694	$11,746	$12,449
Aug-21	$11,897	$11,956	$12,789
Feb-22	$11,870	$11,476	$12,084
Aug-22	$11,495	$10,655	$11,085
Feb-23	$11,623	$10,423	$11,079
Aug-23	$11,921	$10,603	$11,369
Feb-24	$12,666	$10,920	$11,903
Aug-24	$13,233	$11,367	$12,509
Feb-25	$13,677	$11,527	$12,826
Aug-25	$14,153	$11,704	$13,188
Feb-26	$14,635	$12,113	$13,658

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.01%	4.59%	4.35%
ICE BofA Global Broad Market (USD Hedged)	5.09%	0.62%	2.16%
ICE BofA Global Corporate & High Yield (USD Hedged)	6.48%	1.87%	3.53%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 703,867,538
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 5,418,109
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$703,867,538
Number of Portfolio Holdings	544
Portfolio Turnover Rate	104%
Advisory Fees Paid	$5,418,109

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	77.3%
Senior Loans	4.8%
Common Stocks	4.5%
Exchange Traded Fund (ETF)	2.2%
Sovereign Bonds	1.5%
Others	2.2%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	46.0%
United Kingdom	5.3%
Luxembourg	3.9%
Mexico	3.8%
Sweden	3.2%
Others	30.3%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202460
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class Z
Trading Symbol	DGFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 7.21% compared to a return of 5.09% for the ICE BofA Global Broad Market Index (USD Hedged) and 6.48% for the ICE BofA Global Corporate & High Yield Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within health care, consumer discretionary, and information technology sectors as well as its overweight to BB and B rated bonds. The Fund’s shorter duration positioning than the benchmark detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA Global Broad Market (USD Hedged)	ICE BofA Global Corporate & High Yield (USD Hedged)
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,050	$9,997	$10,086
Feb-19	$10,182	$10,249	$10,286
Aug-19	$10,488	$11,088	$10,749
Feb-20	$10,616	$11,321	$10,893
Aug-20	$10,628	$11,478	$11,148
Feb-21	$11,299	$11,337	$11,833
Aug-21	$11,500	$11,539	$12,292
Feb-22	$11,492	$11,077	$11,928
Aug-22	$11,144	$10,284	$11,010
Feb-23	$11,272	$10,060	$11,270
Aug-23	$11,563	$10,233	$11,782
Feb-24	$12,293	$10,539	$12,506
Aug-24	$12,855	$10,971	$13,252
Feb-25	$13,298	$11,125	$13,765
Aug-25	$13,760	$11,296	$14,332
Feb-26	$14,256	$11,691	$14,731

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.21%	4.76%	4.76%
ICE BofA Global Broad Market (USD Hedged)	5.09%	0.62%	2.06%
ICE BofA Global Corporate & High Yield (USD Hedged)	6.48%	1.87%	3.59%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 703,867,538
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 5,418,109
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$703,867,538
Number of Portfolio Holdings	544
Portfolio Turnover Rate	104%
Advisory Fees Paid	$5,418,109

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	77.3%
Senior Loans	4.8%
Common Stocks	4.5%
Exchange Traded Fund (ETF)	2.2%
Sovereign Bonds	1.5%
Others	2.2%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	46.0%
United Kingdom	5.3%
Luxembourg	3.9%
Mexico	3.8%
Sweden	3.2%
Others	30.3%
Short-Term Investments	5.5%
Money Market Fund	2.0%
Total	100.0%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176701
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	DMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 4.06% compared to a return of 5.69% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s security selection in transportation and education bonds as well as its exposure to BB-rated bonds contributed positively to relative performance for the period. Detracting from relative performance was the Fund’s yield curve positioning, with barbelled exposure and an underweight allocation to bonds with maturities from 5-10 years.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806
Aug-25	$11,263	$11,977
Feb-26	$11,815	$12,478

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.06%	1.32%	1.87%
ICE BofA US Municipal Securities 2-12 Year Index	5.69%	1.70%	2.50%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 637,865,978
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 3,897,541
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$637,865,978
Number of Portfolio Holdings	448
Portfolio Turnover Rate	48%
Advisory Fees Paid	$3,897,541

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	88.3%
Exchange Traded Fund (ETF)	2.0%
Warrant	0.0%Footnote Reference*
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	14.5%
Water and Sewer	6.6%
Health Care Providers & Services	6.4%
Exchange Traded Fund (ETF)	2.0%
Others	25.5%
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202461
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class Z
Trading Symbol	DMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 4.20% compared to a return of 5.69% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s security selection in transportation and education bonds as well as its exposure to BB-rated bonds contributed positively to relative performance for the period. Detracting from relative performance was the Fund’s yield curve positioning, with barbelled exposure and an underweight allocation to bonds with maturities from 5-10 years.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460
Aug-25	$11,291	$11,626
Feb-26	$11,850	$12,112

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.20%	1.47%	2.24%
ICE BofA US Municipal Securities 2-12 Year Index	5.69%	1.70%	2.54%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 637,865,978
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 3,897,541
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$637,865,978
Number of Portfolio Holdings	448
Portfolio Turnover Rate	48%
Advisory Fees Paid	$3,897,541

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	88.3%
Exchange Traded Fund (ETF)	2.0%
Warrant	0.0%Footnote Reference*
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	14.5%
Water and Sewer	6.6%
Health Care Providers & Services	6.4%
Exchange Traded Fund (ETF)	2.0%
Others	25.5%
Short-Term Investments	7.7%
Money Market Fund	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176693
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class I
Trading Symbol	DMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 5.00% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, stock selection within the health care sector benefited performance. Detracting from performance for the period was an overweight to ultrashort duration fixed income and stock selection within the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359
Aug-25	$14,844	$11,607
Feb-26	$15,178	$12,067

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.00%Footnote Reference*	4.62%	4.76%
ICE BofA US Broad Market Index	6.23%	0.47%	2.13%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 531,630,724
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,451,042
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Collateralized Mortgage Obligations	23.0%
Common Stocks	17.3%
Open-End Fund	14.7%
Asset-Backed Securities	11.8%
Exchange Traded Fund (ETF)	4.6%
Collateralized Loan Obligations	1.1%
Others	0.3%
Short-Term Investments	27.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202453
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class Z
Trading Symbol	DMSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 5.18% compared to a return of 6.23% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, stock selection within the health care sector benefited performance. Detracting from performance for the period was an overweight to ultrashort duration fixed income and stock selection within the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150
Aug-25	$14,228	$11,393
Feb-26	$14,555	$11,845

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.18%Footnote Reference*	4.78%	5.03%
ICE BofA US Broad Market Index	6.23%	0.47%	2.22%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 531,630,724
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,451,042
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Collateralized Mortgage Obligations	23.0%
Common Stocks	17.3%
Open-End Fund	14.7%
Asset-Backed Securities	11.8%
Exchange Traded Fund (ETF)	4.6%
Collateralized Loan Obligations	1.1%
Others	0.3%
Short-Term Investments	27.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226066
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class I
Trading Symbol	DSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 9.28% compared to a return of 16.73% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the information technology and communication services sectors benefited performance while stock selection in the industrials sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,607	$12,533
Feb-25	$12,131	$13,334
Aug-25	$12,699	$14,568
Feb-26	$13,258	$15,566

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception (10/26/2021)
Class I	9.28%	6.71%
Russell 1000 Index	16.73%	10.70%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 91,813,403
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 756,086
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$91,813,403
Number of Portfolio Holdings	208
Portfolio Turnover Rate	12%
Advisory Fees Paid	$756,086

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	97.0%
Short-Term Investments	1.8%
Purchased Options	1.2%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	28.8%
Communications	16.8%
Financial	14.7%
Consumer Non-cyclical	12.0%
Industrial	8.8%
Consumer Cyclical	8.1%
Others	9.0%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226067
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class Z
Trading Symbol	DSHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 9.54% compared to a return of 16.73% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the information technology and communication services sectors benefited performance while stock selection in the industrials sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,662	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,506	$12,308
Feb-25	$12,031	$13,095
Aug-25	$12,608	$14,307
Feb-26	$13,179	$15,286

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception (11/03/2021)
Class Z	9.54%	6.60%
Russell 1000 Index	16.73%	10.44%

Performance Inception Date	Nov. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 91,813,403
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 756,086
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$91,813,403
Number of Portfolio Holdings	208
Portfolio Turnover Rate	12%
Advisory Fees Paid	$756,086

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	97.0%
Short-Term Investments	1.8%
Purchased Options	1.2%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	28.8%
Communications	16.8%
Financial	14.7%
Consumer Non-cyclical	12.0%
Industrial	8.8%
Consumer Cyclical	8.1%
Others	9.0%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176697
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class I
Trading Symbol	DRAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class I returned 33.29% compared to a return of 23.61% for the FTSE All World Developed Index. Stock selection in the materials and real estate sectors contributed to relative performance. From a sector exposure perspective, the overweight to materials and utilities as well as dedicated gold exposure also benefited performance. Detracting from the Fund’s relative performance was an overweight to real estate and an underweight to information technology as well as stock selection within the energy sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924
Aug-25	$4,184	$25,490
Feb-26	$5,091	$28,336

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	33.29%	5.59%	-7.26%
FTSE All World Developed Index	23.61%	12.51%	12.28%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 404,016,928
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 2,474,323
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	29.4%
Utilities	18.2%
Energy	15.3%
Basic Materials	10.7%
Industrial	10.2%
Exchange Traded Funds (ETFs)	10.7%
Others	3.8%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.9%
Canada	8.6%
United Kingdom	6.4%
Spain	3.7%
Australia	3.7%
Japan	2.9%
Others	13.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	87.4%
Exchange Traded Funds (ETFs)	10.7%
Limited Partnership	0.1%
Closed-End Fund	0.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202457
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class Z
Trading Symbol	DRAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2026, Class Z returned 33.66% compared to a return of 23.61% for the FTSE All World Developed Index. Stock selection in the materials and real estate sectors contributed to relative performance. From a sector exposure perspective, the overweight to materials and utilities as well as dedicated gold exposure also benefited performance. Detracting from the Fund’s relative performance was an overweight to real estate and an underweight to information technology as well as stock selection within the energy sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,133	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479
Aug-25	$4,308	$21,660
Feb-26	$5,247	$24,078

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	33.66%	5.61%	-8.09%
FTSE All World Developed Index	23.61%	12.51%	12.15%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 404,016,928
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 2,474,323
InvestmentCompanyPortfolioTurnover	92.00%
Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	29.4%
Utilities	18.2%
Energy	15.3%
Basic Materials	10.7%
Industrial	10.2%
Exchange Traded Funds (ETFs)	10.7%
Others	3.8%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.9%
Canada	8.6%
United Kingdom	6.4%
Spain	3.7%
Australia	3.7%
Japan	2.9%
Others	13.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	87.4%
Exchange Traded Funds (ETFs)	10.7%
Limited Partnership	0.1%
Closed-End Fund	0.1%
Short-Term Investments	1.6%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.